ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of financial information of the Company's VIEs and VIEs' subsidiaries

	December 31,
	2012	2013

Total assets	$243,911,518	$224,957,854
Total liabilities	502,598,211	492,568,729

	Year ended December 31,
	2011	2012	2013

Net revenues	$199,622,163	$114,839,319	$102,931,043
Net loss	(2,762,658)	(204,191,346)	(751,208)
Net cash provided by (used in) operating activities	57,162,780	(13,419,077)	(10,289,885)
Net cash (used in) provided by investing activities	(1,664,123)	2,665,801	(1,436,941)
Net cash (used in) provided by financing activities	(44,693,807)	(22,772,297)	19,638,649

Schedule of subsidiaries and variable interest entities

As of December 31, 2013, subsidiaries and variable interest entities include the following entities:

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of the Company
CDTC	N/A	March 9, 2006	PRC	100%
Vision Best Limited	N/A	September 23, 2009	British Virgin Islands (“BVI”)	100%
Whole Genius Limited	N/A	May 16, 2008	HK	100%
DMG	January 2, 2010	May 15, 2003	BVI	100%
DMG HK	January 2, 2010	October 10, 2003	HK	100%
Eastlong Technology	January 2, 2010	December 10, 2001	PRC	100%
Shenzhen Huachangshi Digital Technology Co., Ltd. (“Huachangshi”)	N/A	November 27, 2008	PRC	100%
Shenzhen Huadingshi Digital Technology Co., Ltd.	N/A	December 20, 2010	PRC	100%
Dienzhi Advertising (Shanghai) Co., Ltd	January 2, 2010	March 19, 2009	PRC	100%

VIE of CDTC
VisionChina Media Group	N/A	April 8, 2005	PRC	note (a)

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of VisionChina Media Group
Shenzhen HDTV Industry Investment Co., Ltd. (“Shenzhen HDTV”)	February 17, 2006	June 16, 2004	PRC	100%
Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	N/A	December 18, 2006	PRC	100%
Beijing Huaguangshi Co., Ltd.	N/A	April 22, 2009	PRC	100%
Luzhou Huashi Digital Technology Co., Ltd. (“Luzhou Huashi”)	N/A	November 21, 2009	PRC	100%
Nanjing Hua Dingshi Communication Technology Co., Ltd.	N/A	July 16, 2007	PRC	100%
Shenzhen Hua Meishi Advertising Co., Ltd.	N/A	June 29, 2007	PRC	100%
Shenzhen Huashixin Culture Media Co., Ltd.	N/A	September 3, 2007	PRC	100%
Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	N/A	October 8, 2007	PRC	50%
Xian Qujiang Huachangshi Digital Technology Co., Ltd. (“Xian Huachangshi”)	N/A	November 12, 2009	PRC	100%
Jiangxi Huashi Media Advertising Co., Ltd. (“Jiangxi Huashi”)	N/A	June 17, 2011	PRC	100%

VIE of Eastlong Technology
Eastlong Advertising	January 2, 2010	March 30, 2004	PRC	note (b)

Subsidiaries of Eastlong Advertising
Nanjing Metro Operation Information Service Co., Ltd.	January 2, 2010	September 13, 2006	PRC	100%
Shenzhen Metro Operation Information Service Co., Ltd. (“DMG Shenzhen”)	January 2, 2010	August 10, 2005	PRC	100%
Tianjin Metro Operation Information Service Co., Ltd.	January 2, 2010	September 22, 2005	PRC	100%
Dienzhi Advertising (Beijing) Co., Ltd.	January 2, 2010	June 17, 2009	PRC	100%

Notes:

(a)                                 Through a series of contractual arrangements, VisionChina Media Group became a VIE of CDTC.

(b)                                 Through a series of contractual arrangements, Eastlong Advertising became a VIE of Eastlong Technology.

Schedule of equity method investees

As of December 31, 2013, the Group’s equity method investees include the following entities:

	Date of	Date of	Place of	Percentage of
Investee companies	acquisition	establishment	establishment	ownership

Chengdu Mobile Digital Television Company Limited (“Chengdu Mobile”)	N/A	April 29, 2005	PRC	49%
Chongqing Light Rail Information Services Co., Ltd. (“DMG Chongqing”)	January 2, 2011	December 30, 2004	PRC	46.75%
Haerbin China Mobile Television Company limited (“Haerbin Mobile”)	N/A	November 10, 2005	PRC	49%
Jilin Mobile Television Company Limited (“Jilin Mobile”)	N/A	November 8, 2005	PRC	49%
Dalian Mobile Digital Television Company Limited (“Dalian Mobile”)	N/A	February 20, 2006	PRC	49%
Henan China Digital Mobile Television Company Limited (“Henan Mobile”)	N/A	July 4, 2006	PRC	49%
Hubei China Digital Television Company Limited (“Hubei Mobile”)	N/A	July 26, 2006	PRC	49%
Suzhou China Digital Mobile Television Company Limited (“Suzhou Mobile”)	N/A	February 17, 2007	PRC	49%
Changzhou China Digital Mobile Television Company Limited (“Changzhou Mobile”)	N/A	March 19, 2007	PRC	49%
Ningbo China Digital Mobile Television Company Limited (“Ningbo Mobile”)	N/A	April 5, 2007	PRC	49%
Zhongguanguoji Metro TV (Beijing) Co., Ltd. (“Zhongguanguoji”)	January 2, 2010	December 22, 2005	PRC	49%
China (Shenzhen) National New Media & Advertising Industrial Park (“Shenzhen Media”)	N/A	September 9, 2013	PRC	49%

Schedule of financial information of DMG Chongqing as of the disposal date

Cash and cash equivalents	$158,129
Other assets	538,607
Total liabilities	(331,363)
Total identifiable net assets	$365,373
Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received	$230,709
Cash and cash equivalents disposed	(158,129)
$72,580